SOFTWARE LICENSES	12 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SOFTWARE LICENSES

NOTE 4 – SOFTWARE LICENSES

Software License Agreements

During fiscal year 2019, the Company entered into a one-year agreement with SoundFi LLC (“SoundFi”) which will automatically renew for subsequent one-year periods unless otherwise terminated by either party. Cipherloc received $25,000 from SoundFi during the year ended September 30, 2020.

The Company executed an annual software licensing agreement with Castle Shield during the year ended September 30, 2020, which also include auto-renewing terms. Castle Shield made a $10,000 payment to the Company based on the terms of their agreement with Cipherloc.

During the years ended September 30, 2021, and 2020, the Company recognized $15,417 and $47,983, respectively, in licensing revenue from the SoundFi and Castle Shield agreements.